Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation of Property and Equipment

The Company depreciates the property and equipment using the straight-line method as follows:

Furniture and fixture	5 years
Office equipment	5 years
Leasehold improvement	Over the shorter of the terms of leases or 5 years

The Company depreciates the machine using the declining-balance method as follows:

Machinery	8 to 10 years